Fair Value Measurements (Fair Value Hierarchy) (Details) - Fair value, Measurements, Recurring [Member] - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Assets, Fair Value Disclosure [Abstract]
Total	$ 389	$ 250	$ 738
Level 1 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Total	165	32	50
Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Total	224	218	688
Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	165	32	46
Money Market Funds [Member] | Level 1 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	165	32	46
Commercial Paper [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	46		15
Marketable Securities - Available-for-sale			33
Commercial Paper [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	46		15
Marketable Securities - Available-for-sale			33
Asset-backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		13	13
Asset-backed Securities [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		13	13
Certificates of Deposit [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		2
Certificates of Deposit [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		2
Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		30	97
Corporate Debt Securities [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale		30	97
Municipal Notes Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	18
Marketable Securities - Available-for-sale	153	173	530
Municipal Notes Bonds [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents, Fair Value Disclosure	18
Marketable Securities - Available-for-sale	153	$ 173	$ 530
Equity Interests [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	7
Equity Interests [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	$ 7